Convertible Redeemable Preferred Shares - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Temporary Equity [Line Items]
Convertible redeemable preferred shares dividends declared	¥ 0
Liquidation preference percentage of issuance price plus declared but unpaid dividends	150.00%
Convertible redeemable preferred shares, conversion ratio	1
Convertible redeemable preferred shares, redemption start date	Dec. 31, 2022
Accretion of convertible redeemable preferred shares	¥ 0	¥ 508,627,000	¥ 1,304,498,000
Series A Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Non cumulative dividend rate percentage of issue price	8.00%
Accretion of convertible redeemable preferred shares		¥ 21,898,000	¥ 83,312,000
Series B, C-1, C-2, C-3, D,E and F Convertible Redeemable Preferred Shares
Temporary Equity [Line Items]
Cumulative dividend rate percentage of issue price	8.00%